Borrowings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Borrowings
37 Borrowings

	2021	2020

Capital funding	1,292	1,241

Operational funding	8,369	7,283

At December 31	9,661	8,524

Current	824	950

Non-current	8,837	7,574

Fair value of borrowings	10,171	9,165
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.
The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 25 million negative (2020: EUR 15 million negative).
Capital funding
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2021	2020

EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 / 23	499	498

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	296	278

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 / 39	472	442

Other				26	24

At December 31				1,292	1,241
These loans are considered senior debt in calculating financial leverage in note 43 Capital management and solvency.
Operational funding
During 2021, the operational funding increased by EUR 1.1 billion mainly due to the latest securitization of mortgage loans originated by Aegon the Netherlands “SAECURE 20” of EUR 0.6 billion, new covered bonds of EUR 0.5 billion, as well as an increase in Federal Home Loan Bank advances of EUR 0.5 billion. This is offset by a decrease of other mortgage loan funding of EUR 0.5 billion.
During 2020, operational funding decreased by EUR 0.3 billion mainly due to the redemption of ‘SAECURE 15’ of EUR 0.9 billion and the redemption of a covered bond for EUR 0.7 billion. This is partly offset by an increase in other mortgage loan funding of EUR 0.7 billion and the issuance of a covered bond in the Netherlands of EUR 0.5 billion.

	Coupon rate	Coupon date	Issue / Maturity	2021	2020

Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 22	592	743

Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 24	494	802

EUR 875 million “SAECURE 16” RMBS Note 1) , 2)	Floating	Quarterly	2018 / 23	676	758

EUR 512 million “SAECURE 18” RMBS Note 1) , 3)	Floating	Quarterly	2019 / 25	355	422

EUR 657 million “SAECURE 20” RMBS Note 1) , 4)	Floating	Quarterly	2021 / 27	625	-

EUR 500 million Conditional Pass-Through Covered Bond 1) , 5)	0.250%	Annual	2016 / 23	499	498

EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.375%	Annual	2017 / 24	499	498

EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.010%	Annual	2020 / 25	506	508

EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.750%	Annual	2017 / 27	492	491

EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.375%	Annual	2021 / 36	494	-

FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	2,634	2,055

Aegon Bank Senior Non-Preferred debt 1)	0.625%	Annual	2019 / 24	499	498

Other				5	9

At December 31				8,369	7,283

1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 28, 2027; the final legal maturity date is April 28, 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
6	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
7	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is June 9, 2036; the extended due for payment date is June 9, 2037.
Other

Undrawn committed borrowing facilities:	2021	2020

Floating-rate

- Expiring within one year	408	666

- Expiring beyond one year	2,991	2,622

At December 31	3,399	3,288
There were no defaults or breaches of conditions during the period.